Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loans Payable (Tables) [Line Items]
Schedule of loans payable
	September 30,		December 31,
	2021		2020
Promissory note issued to the Mark Munro 1996 Charitable Remainder UniTrust, 5.5% interest, unsecured, due February 27, 2022	$2,292,971	*	$2,292,971
Promissory note issued to Cornerstone National Bank & Trust, 4.5% interest, unsecured, matures on October 9, 2024	318,147		358,343
Bank of America auto loan, matures on March 31, 2025	45,871		52,051
CARES Act Loans	2,160,000		250,800
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	217,400		-
Ailco equipment financing	-		15,056
Total	$5,034,389		$2,969,221
Less: Long-term portion of loans payable	(2,453,920)		(2,886,796)
Loans payable, current portion, net of debt discount	$2,580,469		$82,425

Spectrum Global Solutions, Inc. [Member]
Loans Payable (Tables) [Line Items]
Schedule of loans payable
	December 31,	December 31,
	2020	2019
Promissory note issued to J. Thacker, non-interest bearing, unsecured and due on demand	$41,361	$41,361
Promissory note issued to S. Kahn, non-interest bearing, unsecured and due on demand	7,760	7,760
Promissory note issued to 0738856 BC ltd non-interest bearing, unsecured and due on demand	2,636	2,636
Promissory note issued to 0738856 BC Ltd, non-interest bearing, unsecured and due on demand	15,000	15,000
Promissory note issued to Bluekey Energy, non-interest bearing, unsecured and due on demand	7,500	7,500
Subscription amount due to T. Warkentin non-interest bearing, unsecured and due on demand	50,000	50,000
Promissory note issued to Old Main Capital LLC, 10% interest, unsecured and due on demand	12,000	12,000
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand*	217,400	217,400
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures April 16, 2021, net of debt discount of $1,072 and $31,365	18,334	94,928
Future receivables financing agreement with Cedar Advance Funding, non-interest bearing, matures April 27, 2021, net of debt discount of $37,807	160,390	-
CARES Act Loans	2,920,125	-
Future receivables financing agreement with RDM Capital Funding, non-interest bearing, matures July 24, 2020, net of debt discount of $79,087	-	237,319
Loan with Heritage Bank of Commerce, interest rate of prime plus 2%, secured by all assets of the Company, matures October 20, 2020, net of debt discount of $149,180	-	2,973,458
Future receivables financing agreement with C6 Capital, non-interest bearing, matures April 15, 2020, net of debt discount of $20,272	-	136,424
Total	$3,452,506	$3,795,786
Less: Long-term portion of loans payable	(2,920,125)	-
Loans payable, current portion, net of debt discount	$532,381	$3,795,786

*	During May 2019, as a result of shares of common stock issued to InterCloud as a result of conversions of convertible debentures, the Company determined that InterCloud was a related party. As of December 31, 2020, due to additional shares issued by the Company, the Company determined that InterCloud was no longer a related party. The effective date of the reclassification was January 1, 2019.